Related Party Transactions	12 Months Ended
Mar. 31, 2020
Related Party Transactions Abstract
Related Party Transactions

19. Related Party Transactions

A summary of compensation for directors, officers and key management personnel is as follows:

	For the Year Ended
	March 31, 2020	March 31, 2019	March 31, 2018

Salaries and Benefits (1)	$455,067	$289,840	$225,000
Consulting fees (2)	263,750	382,875	293,400
Accommodation (3)	762	49,895	64,085
Truck and Trailer Rentals (4)	98,943	140,722	144,807
Options Vested (5)	240,996	252,804	571,130
Total	$1,059,518	$1,116,136	$1,298,422

1) Salaries and benefits incurred with directors and officers are included in Administrative fees on the Consolidated Statements of Operations.

2) Consulting fees included in professional fees and sales and marketing on Consolidated Statements of Operations are paid to the current Chairman and CEO, the previous CEO and Director, and the previous CFO and current Director of the Company to provide accounting, and management consulting services.

3) Accommodation expense paid to Stage Coach Landing, Inc., a company that the Chairman of GreenPower is an officer and director. These costs are expensed on the Consolidated Statements of Operations.

4) Truck and trailer rental fees paid to Maple Leaf Equipment Aircraft and Recovery Inc., a company that the Chairman and CEO and the former CEO of GreenPower are officers and directors. These costs are included in Transportation costs on the Consolidated Statements of Operations.

5) Amounts recognized for related party stock-based compensation are included in Share-based payments on the Consolidated Statements of Operations.

Accounts payable and accrued liabilities at March 31, 2020 included $71,697 (March 31, 2019 - $38,768, March 31, 2018 - $57,755) owed to officers, directors, and companies controlled by officers and directors, and shareholders, which is non-interest bearing, unsecured and has no fixed terms of repayment.

Note payable as at March 31, 2020 includes $nil (March 31, 2019 - $172,259) owed to a company beneficially owned by the Chairman of the Company.

As at March 31, 2020, two companies beneficially owned by the Chairman and CEO of the Company had loans outstanding to the Company with a total value of CDN $3,185,000 and USD $120,000 (2019 - CDN $1,430,000 and USD $120,000). These loans were renewals of all outstanding loans to the two companies beneficially owned by the CEO and Chairman on December 30, 2019 and have a maturity date that is the earlier of (i) the date that the GreenPower completes an equity financing of more than Five Million Dollars ($5,000,000) (ii) from receipt of proceeds on the sale of buses in excess of Ten Million Dollars ($10,000,000) or (iii) April 15, 2021, and bear interest at a rate of 12.0% per annum. The Company has agreed to grant the lender in each of these loans a general security assignment on the assets of GreenPower Motor Company Inc., which will be subordinated to the BMO Bank of Montreal.

During the year ended March 31, 2020, there were $586,932 (March 31, 2019 - $222,334) of shareholder loan repayments and related accrued interest, and $1,823,771 (March 31, 2019 - $1,000,427) of shareholder loan advances. Shareholder loan advances were made by the Company's CEO and Chairman to fund the ongoing operations and working capital requirements of the Company.

Loans payable to related parties of $2,700,625 (March 31, 2019 - $1,498,907) include the loans with terms described above, including accrued interest, and other loans payable to directors and officers, companies controlled by directors and officers, which are unsecured, are non-interest bearing and have no fixed terms of repayment.

A director of the Company and the Company's CEO and Chairman have both provided personal guarantees of USD $2,510,000, or $5,020,000 in total to support the Company's $8 million operating line of credit. In consideration for these guarantees, the Company agreed to issue 4,400,000 non-transferrable common share purchase warrants exercisable at an exercise price of CDN $0.65 per share that expire on June 29, 2021 and 4,800,000 non-transferrable common share purchase warrants exercisable at an exercise price of CDN $0.60 per share that expire on March 14, 2022.

The outstanding balance of unconverted convertible debentures at March 31, 2020 (Note 14), includes CDN$3,125,000 (March 31, 2019 - CDN$3,075,000) principal balance owed to officers, directors and companies controlled by directors.

These transactions were measured at the exchange amount, which is the amount agreed upon by the transacting parties.